Property and Equipment (Table)	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Property and Equipment [Abstract]
Schedule of property and equipment
	June 30,	September 30,
	2015	2014

Land:
Held for sales incentives	$3,562,500	$3,562,500
Less: Valuation allowance	(2,687,752)	(2,687,752)

	874,748	874,748

Computers and equipment	346,491	308,004
Computer software	690,565	690,565
Furniture and fixtures	108,230	102,805

	1,145,286	1,101,374
Accumulated depreciation	(684,409)	(533,414)

	460,877	567,960

Total	$1,335,625	$1,442,708

	September 30,
	2014	2013
Land:
Held for investment	$-	$2,114,412
Held for sales incentives	3,562,500	3,562,500
Less: Valuation allowance	(2,687,752)	(3,576,895)
	874,748	2,100,017

Computers and equipment	308,004	303,511
Computer software	690,565	690,565
Furniture and fixtures	102,805	93,237
	1,101,374	1,087,313
Accumulated depreciation	(533,414)	(337,940)
	567,960	749,373

	$1,442,708	$2,849,390